Consolidated Balance Sheets (Parenthetical)(Consolidated VIEs) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current liabilities	$ 25,690	155,521	41,243
Deferred tax liabilities	$ 231	1,399	1,667